Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC - Disclosure of Royalty Payable Explanatory (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment And Us Partnership [Line Items]
Beginning Balance	$ 1,901,547
Ending Balance	1,901,547	$ 1,901,547
Mainpointe Pharmaceuticals Llc [Member]
Investment And Us Partnership [Line Items]
Beginning Balance	2,649,181	0
Receipts of proceeds - Mainpointe		1,901,547
Accretion	2,031,758	732,069
Change in estimate	(3,310,875)
Foreign exchange	253,024	15,565
Ending Balance	$ 1,623,088	$ 2,649,181